Taxes - Taxes payable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes.
Income tax payable	¥ 1,637,213	$ 22,628	¥ 1,613,840
Value-added tax payable	162,096	228,546	359,420
Total taxes payable	¥ 1,799,309	$ 251,174	¥ 1,973,260